Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments expense
Share-based payments expense consists of:

	December 31, 2023	December 31, 2022

Share options	$2,717	$4,376
Restricted share units with no performance criteria	1,789	1,620
Restricted share units with performance criteria	480	2,545
Deferred units	2,446	144
Performance share units	2,763	2,059
	$10,195	$10,744

Summary of movements in number of share options outstanding and weighted average exercise prices
Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2023		2022
	Weighted average price CDN$	Number of options	Weighted average price CDN$	Number of options
At January 1,	$11.31	3,739,567	$11.31	4,250,763
Granted	14.74	1,054,431	13.92	1,265,672
Exercised	10.11	(987,649)	6.42	(885,750)
Expired	12.76	(127,132)	21.98	(667,980)
Forfeited	14.06	(326,474)	13.67	(223,138)
At December 31,	$12.42	3,352,743	$11.31	3,739,567

Summary of range of exercise prices of outstanding share options	Options outstanding are as follows:

	December 31, 2023			December 31, 2023
	Total options outstanding			Exercisable options
Range of exercise price CDN$	Shares	Weighted average remaining contractual life (years)	Weighted average exercise price CDN$	Shares	Weighted average exercise price CDN$

$5.00 to $5.99	614,951	0.16	$5.68	614,951	$5.68
$11.00 to $11.99	69,501	4.63	11.90	—	—
$12.00 to $12.99	419,227	1.84	12.90	338,968	12.90
$13.00 to $13.99	1,432,507	2.79	13.64	574,863	13.52
$14.00 to $14.99	16,766	2.23	14.60	11,178	14.60
$15.00 to $15.99	799,791	4.34	15.17	—	—

	3,352,743	2.59	$12.42	1,539,960	$10.26

Summary of assumptions used to estimate the fair value of options granted
The assumptions used to estimate the fair value of options granted during the years ended December 31, 2023 and December 31, 2022 are in the table below. Volatility was determined based on the historical volatility over the estimated lives of the options.

	2023	2022
Risk-free interest rate (range)	3.2% – 4.8%	1.4% – 1.6%
Expected volatility (range)	44% – 57%	60% – 61%
Expected life (range) (years)	1.94 – 3.96	1.96 – 3.96
Expected dividends (CDN $)	—	—

Disclosure of RSUs with no performance criteria
A summary of the status of the RSUs with no performance criteria and changes during the years ended December 31, 2023 and December 31, 2022 is as follows:

	2023	2022
At January 1,	328,677	471,762
Granted	383,427	176,414
Redeemed	(145,598)	(294,993)
Forfeited	(85,681)	(24,506)
At December 31,	480,825	328,677
Movements in the PSUs during the years ended December 31, 2023 and December 31, 2022 are as follows:

	2023	2022
At January 1,	342,670	278,020
Granted	421,502	616,920
Redeemed	—	(528,166)
Forfeited	(74,997)	(24,104)
At December 31,	689,175	342,670

Disclosure of RSUs with performance criteria
A summary of the status of the RSUs with performance criteria and changes during the years ended December 31, 2023 and December 31, 2022 is as follows:

	2023	2022
At January 1,	566,740	908,377
Granted	222,144	229,979
Redeemed	(444,288)	(459,958)
Forfeited	(92,653)	(111,658)
At December 31,	251,943	566,740